Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Financial risk management and impairment of financial assets
Amount included in cash at bank for short term commitment	£ 10,388
Restricted cash	7,420
Balances with banks	212,660		£ 839
USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 145,098
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	672		2,799
Allowance account for credit losses of financial assets	£ 0		£ 0